Capital Stock (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Stock Option Activity

Stock Options — Below is a summary of stock option activity and related information for Cinemark Holdings, Inc. stock options held by the Company’s employees for the years ended December 31, 2013 and 2014:

	Year Ended		Year Ended
	December 31, 2013		December 31, 2014
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
Outstanding at January 1	22,022	$7.63	14,584	$7.63
Exercised	(7,438)	$7.63	(14,584)	$7.63

Outstanding at December 31	14,584	$7.63	—

Vested options at December 31	14,584	$7.63	—

Summary of Restricted Stock Activity

Restricted Stock — Below is a summary of restricted stock activity for the years ended December 31, 2013, 2014 and 2015:

	Year Ended		Year Ended		Year Ended
	December 31, 2013		December 31, 2014		December 31, 2015
	Shares of Restricted Stock	Weighted Average Grant Date Fair Value	Shares of Restricted Stock	Weighted Average Grant Date Fair Value	Shares of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding at January 1	1,534,163	$18.85	1,260,913	$21.86	878,897	$24.92
Granted	271,532	$30.09	269,774	$28.93	226,212	$42.79
Vested	(522,129)	$17.27	(625,843)	$20.53	(329,437)	$23.72
Forfeited	(22,653)	$22.92	(25,947)	$22.94	(17,897)	$27.58

Outstanding at December 31	1,260,913	$21.86	878,897	$24.92	757,775	$30.73

Number of Shares Vested Under Restricted Stock Unit Awards

Below is a table summarizing the potential number of shares that could vest under restricted stock unit awards granted during the years ended December 31, 2013, 2014 and 2015 at each of the three levels of financial performance (excluding forfeitures):

	Granted During the Year Ended December 31,
	2013		2014		2015
	Number of Units	Value at Grant(1)	Number of Units	Value at Grant(1)	Number of Units	Value at Grant(1)
at IRR of at least 8.5% (7.5% for 2015 grant)	38,366	$1,129	65,832	$1,879	47,640	$2,057
at IRR of at least 10.5% (9.5% for 2015 grant)	76,741	$2,259	131,683	$3,758	95,282	$4,115
at IRR of at least 12.5% (11.5% for 2015 grant)	115,107	$3,389	197,515	$5,637	142,917	$6,173

(1)	The weighted average grant date fair values for units issued during the years ended December 31, 2013, 2014, and 2015 were $29.44, $28.54 and $43.19, respectively.

Restricted Stock
Summary of Restricted Stock Award Activity

Below is a summary of restricted stock award activity recorded for the periods indicated:

	Year Ended December 31,
	2013	2014	2015
Compensation expense recognized during the period (1)	$11,898	$8,591	$8,715
Fair value of restricted shares that vested during the period (2)	$9,161	$17,692	$13,276
Income tax deduction upon vesting of restricted stock awards (3)	$3,848	$5,171	$3,341

(1)	Cinemark Holdings, Inc. recorded an additional $840, $943 and $885 of compensation expense related to these restricted stock awards during the years ended December 31, 2013, 2014 and 2015, respectively.
(2)	The fair value of shares in which Cinemark Holdings, Inc.’s directors vested was $1,000, $1,081 and $1,148 during the years ended December 31, 2013, 2014 and 2015, respectively.
(3)	Cinemark Holdings, Inc. recognized an additional tax benefit of $420, $454 and $482 on these vested awards during the years ended December 31, 2013, 2014 and 2015, respectively.

Restricted Stock Units
Summary of Restricted Stock Unit Award Activity

Below is a summary of activity for restricted stock unit awards for the periods indicated:

	Year Ended December 31,
	2013	2014	2015
Number of restricted stock unit awards that vested during the period	295,751	395,751	123,769
Fair value of restricted stock unit awards that vested during the period	$8,723	$11,420	$5,483
Accumulated dividends paid upon vesting of restricted stock unit awards	$939	$1,352	$442
Income tax benefit recognized upon vesting of restricted stock unit awards	$3,663	$4,796	$2,303
Compensation expense recognized during the period	$4,148	$3,284	$6,158